Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2015
Capital Requirements
Schedule of minimum total risk-based, Tier I risk-based and Tier I leverage ratios to be maintained for bank to be categorized as well capitalized

					Well-Capitalized Under
			Required for Capital		Prompt Corrective Action
	Actual		Adequacy Purposes		Provision
(in thousands)	Amount	Ratio	Amount	Ratio	Amount		Ratio
December 31, 2015
Total Capital (to risk-weighted assets):
Company	$146,068	14.78%	$79,066	8.00%	$	N.A.	N.A.	%
Bank	137,572	13.98	78,718	8.00		98,398	10.00
Tier I Capital (to risk-weighted assets):
Company	$118,875	12.03%	$59,299	6.00%	$	N.A.	N.A.	%
Bank	128,808	13.09	59,039	6.00		78,718	8.00
Common Equity Tier I Capital (to risk-weighted assets)
Company	$89,304	9.02%	$44,475	4.50%	$	N.A.	N.A.	%
Bank	128,808	13.09	44,279	4.50		63,959	6.50
Tier I leverage ratio:
Company	$118,875	9.84%	$48,314	4.00%	$	N.A.	N.A.	%
Bank	128,808	10.73	48,025	4.00		60,031	5.00

(in thousands)
December 31, 2014
Total Capital (to risk-weighted assets):
Company	$138,619	15.78%	$70,282	8.00%		N.A.	N.A.	%
Bank	128,311	14.78	69,430	8.00		$86,788	10.00
Tier I Capital (to risk-weighted assets):
Company	$108,785	12.38%	$35,141	4.00%		N.A.	N.A.	%
Bank	119,212	13.74	34,715	4.00		$52,073	6.00
Tier I leverage ratio:
Company	$108,785	9.42%	$46,197	4.00%	$	N.A.	N.A.	%
Bank	119,212	10.42	45,784	4.00		57,230	5.00